Warrants - 10-Q (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Warrants [Abstract]
Outstanding warrants
The following table summarizes outstanding warrants to purchase common stock as of December 31, 2011 and June 30, 2012:

	Number of shares	Exercise price	Expiration
Equity–classified warrants
Issued to vendors	389	$23.20	September 2015 through December 2016
Issued pursuant to March 2011 refinancing of Working Capital Note	7,068	$28.80	March 2016
Issued to lenders	6,449	$234.40	August 2013 through December 2016
Issued to lenders	4,608	$263.90	October 2015 through September 2019
	18,514
Liability–classified warrants
Issued pursuant to March 2011 equity financing	1,046,102	$28.80	March 2016
	1,064,616

The following table summarizes outstanding warrants to purchase common stock as of December 31, 2011:

	Number of shares	Exercise price	Expiration
Equity–classified warrants
Issued to vendors	389	$23.20	September 2015 through December 2016
Issued pursuant to March 2011 refinancing of Working Capital Note	7,068	$28.80	March 2016
Issued to lenders	6,449	$234.40	August 2013 through December 2016
Issued to lenders	4,608	$263.90	October 2015 through September 2019
	18,514
Liability–classified warrants
Issued pursuant to March 2011 equity financing	1,046,102	$28.80	March 2016
	1,064,616

Aggregate fair values and net cash settlement value
The following table summarizes the calculated aggregate fair values and net cash settlement value as of the dates indicated along with the assumptions utilized in each calculation.

	Fair value as of:		Net cash settlement value as of June 30, 2012
	December 31, 2011	June 30, 2012

Calculated aggregate value	$2,511	$1,820	$2,289	(1)
Exercise price per share of warrant	$28.80	$28.80	$28.80
Closing price per share of common stock	$4.70	$2.95	$2.95
Volatility	93.8%	108.0%	172.6%	(2)
Probability of Fundamental Transaction or Delisting	28.9%	62.6%	Not applicable
Expected term (years)	Not applicable	Not applicable	3.7
Risk-free interest rate	0.7%	0.6%	0.6%
Dividend yield	None	None	None

The following table summarizes the calculated aggregate fair values and net cash settlement value as of the dates indicated along with the assumptions utilized in each calculation.

	Fair value as of:		Net cash settlement value as of December 31, 2011
	March 4, 2011	December 31, 2011

Calculated aggregate value	$16,947	$2,511	$3,596	(1)
Exercise price per share of warrant	$28.80	$28.80	$28.80
Closing price per share of common stock	$26.00	$4.70	$4.70
Volatility	65.0%	93.8%	151.0	% (2)
Probability of Fundamental Transaction or Delisting	48.9%	28.9%	Not applicable
Expected term (years)	Not applicable	Not applicable	4.2
Risk-free interest rate	2.2%	0.7%	0.6%
Dividend yield	None	None	None

(1)	Represents the net cash settlement value of the warrant as of December 31, 2011, which value was calculated utilizing the Black-Scholes model specified in the warrant.

(2)	Represents the volatility assumption used to calculate the net cash settlement value as of December 31, 2011.